Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 6,854	$ 3,703
Less: accumulated depreciation	(1,392)	(982)
Impairment	(468)	(849)
Property and equipment, net	4,994	1,872
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,677	2,288
Furniture, fixtures and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,265	1,332
Plants [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,310	83
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 602